Share-Based Compensation - Stock options outstanding and exercisable (Details)	Dec. 31, 2024 Options Y $ / shares
Share-Based Compensation
Number of options, outstanding and exercisable | Options	1,516,120
Weighted average remaining contractual life | Y	5.66
Exercise Price, $7.44 per share
Share-Based Compensation
Exercise Price per Share | $ / shares	$ 7.44
Number of options, outstanding and exercisable | Options	296,541
Weighted average remaining contractual life | Y	2.92
Exercise Price, $11.17 per share
Share-Based Compensation
Exercise Price per Share | $ / shares	$ 11.17
Number of options, outstanding and exercisable | Options	1,219,579
Weighted average remaining contractual life | Y	6.33